Direct Financing Lease (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Remainder 2019	$ 91,611	$ 122,148
2020	122,148	122,148
2021	122,148	122,148
2022	122,148	122,148
2023	122,148	122,148
Thereafter	285,012	285,012
Sub-total	865,215	895,752
Less deferred revenue	(260,552)	(276,989)
Net investment in lease	$ 604,663	$ 618,763